Loomis Sayles Small Cap Growth Portfolio Investment Strategy - Loomis Sayles Small Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Subadviser”), subadviser to the Portfolio, normally will invest at least 80% of its net assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Growth Index, an index that tracks growth companies included in the Russell 2000® Index, which is composed of 2,000 of the smallest U.S. companies. As of December 31, 2025, the highest capitalization of a company included in the Russell 2000® Growth Index was $26.0 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may invest the rest of its assets in companies of any size, including large capitalization companies. The Portfolio may, from time to time, emphasize one or more sectors. The Portfolio may invest any portion of its assets in securities of U.S. and Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. Stock Selection Loomis Sayles seeks to invest in stocks with a set of common characteristics that include: top tier growth, understated earnings power and less exploited, undiscovered names. In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.